Submission	Oct. 16, 2026
Submission [Line Items]
Central Index Key	0000921671
Registrant Name	The Gabelli Multimedia Trust Inc.
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES